INCOME TAXES (Details 3) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 7,731,000	$ 3,909,434
Stock-based compensation expense	1,824,000	554,892
Property and equipment	80,000	(18,039)
Reserves, accruals & other	(104,000)	(79,878)
Research and development tax credits	988,000	646,296
Total deferred tax assets	10,519,000	5,012,705
Section 179 assets	(97,000)
Total deferred tax liabilities	(97,000)
Less: valuation allowance	(10,422,000)	(5,012,705)
Deferred tax assets, net